Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of balances of significant transactions

		12.31.2024		12.31.2023
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	65	1	45	4
Other associates and joint ventures	52	15	95	10
Subtotal	117	16	140	14
Brazilian government – Parent and its controlled entities
Government bonds	1,114	−	1,819	−
Banks controlled by the Brazilian Government	12,030	2,675	15,526	2,119
Petroleum and alcohol account - receivables from the Brazilian Government (note 14.1)	−	−	278	−
Brazilian Federal Government (1)	−	1,046	−	1,378
Pré-Sal Petróleo S.A. – PPSA	−	79	−	28
Others	235	85	138	80
Subtotal	13,379	3,885	17,761	3,605
Petros	44	234	64	305
Total	13,540	4,135	17,965	3,924
Current	1,557	1,382	2,684	1,676
Non-Current	11,983	2,753	15,281	2,248
(1) It includes amounts related to lease liability.

Schedule of income expenses of significant transactions

	2024	2023	2022
Joint ventures and associates
State-controlled gas distributors (joint ventures) (1)	−	−	1,196
Petrochemical companies (associates)	3,505	3,402	4,465
Other associates and joint ventures	50	57	96
Subtotal	3,555	3,459	5,757
Brazilian government – Parent and its controlled entities
Government bonds	145	210	204
Banks controlled by the Brazilian Government	−	(19)	71
Receivables from the Electricity sector	−	233	−
Petroleum and alcohol account - receivables from the Brazilian Government	7	15	62
Brazilian Federal Government	(112)	(124)	288
Pré-Sal Petróleo S.A. – PPSA	(599)	(361)	(657)
Others	(255)	(204)	(79)
Subtotal	(814)	(250)	(111)
Petros	(19)	(19)	(21)
Total - Income (Expenses)	2,722	3,190	5,625
Revenues, mainly sales revenues	3,536	3,450	5,821
Purchases and services	15	12	(4)
Income (expenses)	(871)	(582)	(804)
Foreign exchange and inflation indexation charges, net	(105)	(267)	299
Finance income (expenses), net	147	577	313
Total - Income (Expenses)	2,722	3,190	5,625

Schedule of compensation of employees

	Parent Company (U.S. dollars)
Compensation of employees, excluding officers	2024	2023
Lowest compensation	731	920
Average compensation	4,249	4,921
Highest compensation	18,194	21,516

	Parent Company
Employees	2024	2023
Number of employees	41,778	40,213

The annual compensation of Executive Officers, including variable compensation, for the years 2024 and 2023 were:

	Parent Company (U.S. dollars)
Compensation of the Director of Petrobras (includes variable compensation)	2024	2023
Lowest compensation (1)	452,163	30,301
Average compensation (2)	615,641	765,364
Highest compensation (3)	563,303	562,491
(1) It corresponds to the lowest annual compensation, according to the Annual Circular Letter CVM/SEP of March 7, 2024, for those who served for 12 months. If there are no members meeting this condition, the lowest amount paid should be considered.
(2) It corresponds to the total value of the annual compensation, including expenses with former members, divided by the number of remunerated positions (9), according to the Annual Circular Letter CVM/SEP of March 7, 2024.
(3) It corresponds to the annual compensation, without any exclusions, of the officer with the highest individual compensation, according to the Annual Circular Letter CVM/SEP of March 7, 2024.

Schedule of of total compensation of executive officers and board members of petrobras parent company

					Parent Company
		2024			2023
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	3.0	0.4	3.4	3.0	0.1	3.1
Social security and other employee-related taxes	0.8	−	0.8	0.9	−	0.9
Post-employment benefits (pension plan)	0.3	−	0.3	0.3	−	0.3
Variable compensation	2.6	−	2.6	2.9	−	2.9
Benefits due to termination of tenure	0.5	−	0.5	0.9	−	0.9
Total compensation recognized in the statement of income	7.2	0.4	7.6	8.0	0.1	8.1
Total compensation paid (1)	6.4	0.4	6.8	7.6	−	7.6
Monthly average number of members	9.00	11.00	20.00	9.00	11.00	20.00
Monthly average number of paid members	9.00	8.00	17.00	9.00	6.33	15.33
(1) It includes variable compensation for Executive Officers.